Non-Controlling Interest - Summary of Information Relating to Agnity, Before Any Intercompany Eliminations (Detail) - CAD ($)		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Jul. 29, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets		$ 7,289,470			$ 7,289,470		$ 21,907,442	$ 15,195,235
Non-current assets		44,319,350			44,319,350		50,199,007	62,123,576
Current liabilities		(50,649,253)			(50,649,253)		(64,015,619)	(28,247,937)
Revenue		2,906,100	$ 7,434,319		9,604,729	$ 21,426,348	25,596,972	26,928,439	$ 18,340,249
(Loss) income allocated to NCI		(436,979)	(150,012)		(5,242,577)	299,005	63,387	1,586,588	590,056
Total comprehensive (loss) income attributable to NCI		$ (398,355)	$ (202,786)		(5,150,564)	467,776	202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities					(23,572,473)	(18,338,618)	(28,329,771)	(24,855,800)	(15,988,223)
Cash flows used in investing activities					6,657,142	(1,063,262)	(1,063,927)	(6,395,154)	(20,732,153)
Cash flows (used in) provided by financing activities					14,046,382	19,632,972	32,926,878	31,856,797	35,936,694
Foreign exchange impact on cash held in USD					$ (6,130)	$ (16,348)	(56,012)	(24,144)	(12,922)
Subsidiaries with material non-controlling interests [member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets							11,906,502	7,778,252
Non-current assets							5,111,714	8,081,135
Current liabilities							(8,752,552)	(7,107,244)
Non-current liabilities							(5,598,783)	(6,185,049)
Net assets (liabilities) attributable to NCI							$ 2,666,881	$ 2,567,094
Subsidiaries with material non-controlling interests [member] | Agnity Global Inc [Member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
NCI percentage	100.00%						100.00%	100.00%
Net assets (liabilities) attributable to NCI				$ 2,614,483
Revenue				1,850,588			$ 11,966,226	$ 11,548,811	6,010,753
(Loss) income allocated to NCI				(5,242,577)			63,387	1,586,588	590,056
Other comprehensive income allocated to NCI				92,013			138,655	159,749	176,711
Total comprehensive (loss) income attributable to NCI				(5,150,564)			202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities				591,772			(1,859,900)	(405,548)	483,245
Cash flows used in investing activities				(8,871)			(578,483)		(3,731)
Cash flows (used in) provided by financing activities				(693,704)			2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in USD				5,056			(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents				$ (105,747)			$ (363,629)	$ 405,073	$ 68,422